The Company, basis of presentation and significant accounting policies	9 Months Ended
Sep. 30, 2018
The Company, basis of presentation and significant accounting policies
The Company, basis of presentation and significant accounting policies

1. The Company and basis of presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, is the world’s largest kidney dialysis company, based on publicly reported sales and number of patients treated. The Company provides dialysis treatment and related dialysis care services to persons who suffer from end-stage renal disease (“ESRD”), as well as other health care services. The Company also develops and manufactures a wide variety of health care products, which includes dialysis and non-dialysis products. The Company’s dialysis products include hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company’s non-dialysis products include acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company describes certain of its other health care services as “Care Coordination.” Care Coordination currently includes, but is not limited to, the coordinated delivery of pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services, health plan services, urgent care services and ambulant treatment services. Until June 28, 2018, Care Coordination also included the coordinated delivery of emergency, intensivist and hospitalist physician services as well as transitional care which the Company refers to as “hospital related physician services.” All of these Care Coordination services together with dialysis care and related services represent the Company’s health care services.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA, a German partnership limited by shares resulting from the change of legal form of Fresenius SE (effective as of January 2011), a European Company (Societas Europaea) previously called Fresenius AG, a German stock corporation. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. The term “North America Segment” refers to the North America operating segment, the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating segments, see note 14.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports on Form 6-K and its Annual Report on Form 20-F for 2017 were prepared solely in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting currency. At September 30, 2018, there were no IFRS or International Financial Reporting Interpretation Committee (“IFRIC”) interpretations as endorsed by the European Union relevant for interim reporting that differed from IFRS as issued by the IASB. As such, the accompanying condensed interim report complies with the requirements of International Accounting Standard (“IAS”) 34, Interim Financial Reporting as well as with the rules concerning interim reporting as issued by the IASB.

The consolidated financial statements at September 30, 2018 and for the three and nine-months periods ended September 30, 2018 and 2017 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2017 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The consolidated financial statements and other financial information included in the Company’s quarterly reports on Form 6-K and its Annual Report on Form 20-F for 2017 were prepared solely in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting currency. At September 30, 2018, there were no IFRS or International Financial Reporting Interpretation Committee (“IFRIC”) interpretations as endorsed by the European Union relevant for interim reporting that differed from IFRS as issued by the IASB. As such, the accompanying condensed interim report complies with the requirements of International Accounting Standard (“IAS”) 34, Interim Financial Reporting as well as with the rules concerning interim reporting as issued by the IASB.

The consolidated financial statements at September 30, 2018 and for the three and nine-months periods ended September 30, 2018 and 2017 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2017 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

Starting on July 1, 2018, the Company’s subsidiaries applied IAS 29, Financial Reporting in Hyperinflationary Economies, due to the inflation in Argentina. Pursuant to IAS 29, the Company recorded a loss on its net monetary position of €11,910 for the nine months ended September 30, 2018. While IAS 29 requires that comparative financial statements be restated in the current measuring unit as of the reporting date, the Company’s presentation currency is not hyperinflationary and therefore IAS 21, The Effects of Changes in Foreign Exchange Rates, requires the comparative amounts to be disclosed as current year amounts in the prior year financial statements. The Company did not restate the prior year statement of comprehensive income and consolidated balance sheet, but recorded €19,190 as an adjustment to equity as of December 31, 2017. The Company calculated the loss and the adjustment to prior year equity with the use of the Consumer Price Index (Índice de precios al consumidor) as published by the Argentine Statistics and Census Institute for the first nine months of 2018, which lists the level at 165 index points, a 32% increase since January 1, 2018.

As a result of the implementation of IFRS 15, Revenue from Contracts with Customers and IFRS 9, Financial Instruments, the Company has updated its accounting policies accordingly. Please refer to “Recently implemented accounting pronouncements” below for further details on the updated policies. Excluding the policy updates for IFRS 15 and IFRS 9, the accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as of December 31, 2017.

Finance lease receivables in the amount of €58,336 in the prior years’ comparative consolidated financial statements have been reclassified from other currents assets to trade accounts and other receivables to conform to the current year’s presentation.

The results of operations for the three and nine months ended September 30, 2018 are not necessarily indicative of the results of operations for the year ending December 31, 2018.

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at September 30, 2018 in conformity with IFRS in force for the interim periods on January 1, 2018. In the first quarter of 2018, the Company applied the following new standards relevant for its business for the first time:

  IFRS 15, Revenue from Contracts with Customers
  IFRS 9, Financial Instruments

IFRS 15

The Company adopted IFRS 15, Revenue from Contracts with Customers, as issued in May 2014, with the effective date of January 1, 2018. While this standard applies to nearly all contracts with customers, the main exceptions are leases, financial instruments and insurance contracts. In accordance with the transition provisions in IFRS 15 the new rules were only adopted for those contracts that are not completed contracts as of January 1, 2018 following the cumulative effect method with no restatement of the comparative periods presented.

The major changes in the Company’s accounting policies resulting from the implementation of IFRS 15 are summarized below:

Health care services

For services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the Company concludes that the consideration is variable (“implicit price concession”) and records the difference between the billed amount and the amount estimated to be collectible as a reduction to health care services revenue, whereas prior to the adoption of IFRS 15 it was recorded as part of selling, general and administrative expenses as an allowance for doubtful accounts. Implicit price concessions include such items as amounts due from patients without adequate insurance coverage and patient co-payment and deductible amounts due from patients with health care coverage. The Company determines implicit price concessions primarily upon past collection history.

IFRS 15 requires the consideration of implicit price concessions when determining the transaction price which, through adoption, resulted in the implicit price concessions directly reducing revenue in the amount of €87,327 and €392,163 for the three and nine months ended September 30, 2018, respectively. Prior to the adoption of IFRS 15, implicit price concessions were included as part of selling, general and administrative expenses as an allowance for doubtful accounts in the amount of €116,938 and €386,640 for the three and nine months ended September 30, 2017, respectively. There is no effect on net income as the implicit price concessions are merely presented in different lines within the consolidated statements of income.

Revenue from insurance contracts will be disclosed as part of “Other revenue” separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

Health care products

In the health care product business, major revenues are generated from the sale of dialysis machines and water treatment systems, disposable products and maintenance agreements for the Company´s health care products. Prior to the adoption of IFRS 15 revenues were recorded upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. With the adoption of IFRS 15, revenues from the sale of dialysis machines and water treatment systems are typically recognized upon installation and provision of the necessary technical instructions as only thereafter does the customer obtain control of the medical device.

A portion of dialysis product revenues is generated from arrangements which give the customer, typically a health care provider, the right to use dialysis machines. IFRS 15 specifically excludes leases from the scope of the revenue standard. As a result, the transaction price is allocated in accordance with IFRS 15, and revenue is recognized separately for the lease and the non-lease components of the contract in accordance with IAS 17.

Revenue from lease contracts will be disclosed as part of “Other revenue” separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

As of September 30, 2018 there is an immaterial amount of contract assets and contract liabilities resulting from the implementation of IFRS 15. Contract assets are shown in the consolidated balance sheet in line item “Trade accounts and other receivables” and contract liabilities are shown in line item “Current provisions and other current liabilities”.

IFRS 9

The Company has adopted IFRS 9, Financial instruments with the effective date of January 1, 2018. IFRS 9 was issued in July 2014 and mainly replaced IAS 39, Financial instruments: recognition and measurement. Additionally, the Company has adopted the related amendments to IFRS 7, Financial instruments: disclosures.

The major changes in the Company’s accounting policies resulting from the implementation of IFRS 9 are summarised below:

Classification and measurement of financial assets and financial liabilities

IFRS 9 defined the following three categories for financial assets: measured at amortized cost, measured at fair value through other comprehensive income (“FVOCI”) and measured at fair value through profit or loss (“FVPL”). The classification depends on the business model that the financial assets are managed in and the contractual terms of the cash flows of the financial assets. IFRS 9 eliminated the following categories that were applicable for the Company under IAS 39: loans and receivables and available for sale financial assets.

The requirements for the classification and measurement of financial liabilities have not changed significantly. Consequently, the implementation of IFRS 9 does not have a material impact on the Company’s accounting policies for financial liabilities.

Impairment of financial assets

IFRS 9 replaces the incurred loss model under IAS 39 with an expected credit loss approach. This means that generally all impacted financial assets will carry a loss allowance based on their expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses over the contractual life of the financial assets. This model comprises a three stage approach. Upon recognition, the Company shall recognize losses that are expected within the next 12 months. If credit risk deteriorates significantly, from that time, impairment losses shall amount to lifetime expected losses. When assessing for significant increases in credit risk, the Company shall compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. The Company should consider reasonable and supportable information including historic loss rates, present developments such as liquidity issues and information about future economic conditions, to ensure foreseeable changes in the customer-specific or macroeconomic environment are considered.

In case of objective evidence of impairment there is an assignment to stage 3. The assignment of a financial asset to stage 3 should rely on qualitative knowledge on the customers’ unfavorable financial position (for example bankruptcy, lawsuits with private or public payers), or quantitative criteria, based on an individual maturity analysis. When a counterpart defaults, all financial assets against this counterpart are considered impaired. The definition of default is mainly based on payment practices specific to individual regions and businesses.

The Company recognizes a loss allowance for expected credit losses on financial assets measured at amortized cost, contract assets and lease receivables as well as in investments in debt securities measured at fair value through other comprehensive income. The financial assets mainly comprise trade accounts receivables and cash and cash equivalents. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective instrument. Financial assets whose expected credit loss is not assessed individually are grouped on the basis of geographical regions and the impairment is generally assessed on the basis of macroeconomic indicators such as credit default swaps.

For trade accounts receivable, the Company uses the simplified method which requires recognizing lifetime expected credit losses. Expected credit losses on cash and cash equivalents are measured according to the general method which is based on 12-month expected credit losses. Due to the short maturity term of the financial instruments this corresponds with the lifetime expected loss.

Based on the external credit ratings of the counterparties the Company considers that its cash and cash equivalents have a low credit risk.

Hedge accounting

The Company implemented the IFRS 9 hedge accounting model. The new model allows for improved alignment of hedge accounting with risk management strategies and objectives. The Company applies cash flow hedge accounting mainly for the purpose of hedging forecasted transactions relating to inventory purchases and sales. To hedge the resulting foreign currency exposure, the Company generally enters into foreign exchange forward contracts. With the application of IFRS 9, only the effective fair value changes of the spot component of these contracts will be designated as hedging instruments and accounted for in other comprehensive income (loss) (“OCI”). Forward points are recognized and accumulated in a separate component within OCI. Under IAS 39, the fair value changes of both the spot and forward component were designated as hedging instrument, and recognized in accumulated OCI (“AOCI”). Under IAS 39 accumulated amounts related to cash flow hedges were reclassified to profit or loss in the same period as the hedged forecasted transaction affected profit or loss. Under IFRS 9, accumulated amounts in OCI for cash flow hedges of foreign exchange risk in relation to hedged forecasted product purchases from third party are directly included in the initial cost of the asset when it is recognized.

Recent accounting pronouncements not yet adopted

  IFRS 16, Leases
  IFRS 17, Insurance Contracts

IFRS 16

In January 2016, the IASB issued IFRS 16, Leases, which supersedes the current standard on lease-accounting, IAS 17, as well as the interpretations IFRIC 4, SIC-15 and SIC-27. IFRS 16 significantly changes lessee accounting. For all leases, a lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Depreciation of the right-of-use asset and interest on the lease liability must be recognized in the income statement for every lease contract. Therefore, straight-line rental expenses will no longer be shown. The lessor accounting requirements in IAS 17 are substantially carried forward. The standard is effective for fiscal years beginning on or after January 1, 2019. Earlier application is permitted for entities that have also adopted IFRS 15, Revenue from Contracts with Customers. The Company decided that IFRS 16 will not be adopted early. The Company expects a balance sheet extension due to the on balance sheet recognition of right of use assets and liabilities for agreed lease payment obligations, currently classified as operating leases, resulting in particular from leased clinics and buildings. Based on a first impact analysis as of December 31, 2015 using certain assumptions and simplifications, the Company expects a financial debt increase of approximately €4,000,000. Referring to the consolidated statement of income, the Company expects an operating income improvement due to the split of rent expenses in depreciation and interest expenses, by having unchanged cash outflows. The Company also expects that its net leverage ratio (net debt as compared to Earnings before Interest, Taxes, Depreciation and Amortization, “EBITDA”), adjusted for acquisitions and divestitures made during the last twelve months with a purchase price above a €50,000 threshold as defined in the Amended 2012 Credit Agreement and non-cash charges) will increase by about 0.5. The impact on the Company will depend on the contract portfolio at the effective date, as well as the transition method. Based on a first impact analysis, the Company will apply the modified retrospective method. Except for the transition method, the Company is currently evaluating the accounting policy options of IFRS 16.

IFRS 17

In May 2017, the IASB issued IFRS 17, Insurance Contracts. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using current values. The frequent updates to the insurance values are expected to provide more useful information to users of financial statements. IFRS 17 is effective for fiscal years beginning on or after January 1, 2021. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers. The Company is evaluating the impact of IFRS 17 on the consolidated financial statements.

In the Company’s view, all other pronouncements issued by the IASB do not have a material impact on the consolidated financial statements.